LEASES - (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended					24 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2019
Rent expenses		$ 1,300	$ 1,500	$ 1,600
Number of operating lease | lease		6	8
Weighted average remaining lease term	1 year 6 months 18 days	1 year 6 months 18 days	36 years 5 months 19 days				36 years 5 months 19 days
Weighted average discount rates	3.55%	3.55%	3.56%				3.56%
Variable lease costs							$ 0
CASI Wuxi
Term of lease contract								50 years
Prepaid lease payments for the land use right					¥ 45,000	$ 6,500
Land use right returned to extinguish the lease | ¥	¥ 44,420